Equity Method Investment (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2020	Oct. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 11, 2020	Jan. 18, 2019	Oct. 12, 2018
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1
Equity investment			$ 27,607	$ 24,116	$ 173,298
Payments to Acquire Equity Method Investments			0	0	1,500
Proceeds from Sale of Equity Method Investments	$ (42,700)		(64,155)	(42,711)	(1,547)
Gain (Loss) on Investments			3,491	(106,471)
Investment in 2020 Bulkers, Change in Fair Value			$ 5,382	0	$ 47
Equity Method Investment, Quoted Market Value				$ 24,116
Investment Owned, Balance, Shares			2,160,000	4,400,000		2,160,000	5,400,000	54,100,000
Equity Method Investment, Ownership Percentage			3.70%					10.90%
Proceeds from Dividends Received			$ 862	$ 1,087
Equity Method Investment, Aggregate Cost			100,000
Scorpio Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.0138
Investment Owned, Balance, Shares								54,100,000
Equity Method Investment, Ownership Percentage								10.90%
Equity Method Investment, Aggregate Cost			$ 100,000